Note 8 - Fair Value of Financial Instruments	9 Months Ended
Sep. 30, 2020
Notes to Financial Statements
Fair Value Measurement and Measurement Inputs, Recurring and Nonrecurring [Text Block]
8
. Fair Value of Financial Instruments

Fair-value measurements are determined based on the assumptions that market participants would use in pricing an asset or liability. As a basis for considering market-participant assumptions in fair-value measurements, ASC
820
establishes a fair-value hierarchy that distinguishes between market-participant assumptions based on market data obtained from sources independent of the reporting entity (observable inputs that are classified within Levels
1
and
2
of the hierarchy) and the reporting entity's own assumptions about market-participant assumptions (unobservable inputs classified within Level
3
of the hierarchy):

●	Level 1 inputs are adjusted, quoted prices in active markets for identical assets or liabilities at the measurement date.

●
Level
2
inputs are other than quoted prices that are observable for the asset or liability, either directly or indirectly. Level
2
inputs
may
include quoted prices for similar instruments in active markets, and inputs that are observable for the asset or liability (other than quoted prices), such as interest rates and yield curves that are observable at commonly quoted intervals.

●	Level 3 inputs are unobservable inputs for the asset or liability, and include situations where there is little, if any, related market activity for the asset or liability.

The Company's assessment of the significance of a particular input to the fair-value measurement in its entirety requires judgment and considers factors specific to the asset or liability.

Financial Instruments Carried at Fair Value

See Note
5
and Note
7
for additional information.

Financial Instruments
Not
Carried at Fair Value

The fair values of cash and cash equivalents, accrued interest and dividends, accounts payable and other accrued liabilities and accrued interest payable approximated their carrying values because of the short-term nature of these instruments. The estimated fair values of other financial instruments were determined by the Company using available market information and appropriate valuation methodologies. Considerable judgment is necessary to interpret market data and develop estimated fair values. Accordingly, the estimates presented herein are not
necessarily indicative of the amounts the Company would realize on the disposition of the financial instruments. The use of different market assumptions or estimation methodologies may
have a material effect on the estimated fair value amounts.

Long-term indebtedness is carried at amounts that reasonably approximate their fair value. In calculating the fair value of its long-term indebtedness, the Company used interest rate and spread assumptions that reflect current credit worthiness and market conditions available for the issuance of long-term debt with similar terms and remaining maturities. These financial instruments utilize Level
2
inputs.

Amounts borrowed under master repurchase agreements are based on their contractual amounts which reasonably approximate their fair value given the short to moderate term and floating rate nature.

The carrying values and fair values of the Company's financial assets and liabilities recorded at fair value on a recurring basis, as well as other financial instruments not
carried at fair value as of
September 30, 2020 (
in thousands):

		Fair Value
	Carrying Value	Level 1	Level 2	Level 3	Total
Assets
Cash and cash equivalents	$17,964	$17,964	$—	$—	$17,964
Loans, held-for-investment, net	36,527	—	—	38,934	38,934
Preferred stock	41,517	—	—	42,628	42,628
Mortgage loans, held-for-investment, net	927,632	—	—	916,363	916,363
Accrued interest and dividends	6,838	6,838	—	—	6,838
Mortgage loans held in variable interest entities, at fair value	5,094,579	—	5,094,579	—	5,094,579
CMBS structured pass through certificates, at fair value	39,845	—	39,845	—	39,845
Other assets	749	749	—	—	749
	$6,165,651	$25,551	$5,134,424	$997,924	$6,157,899

Liabilities
Secured financing agreements, net	$786,939	$—	$—	$811,739	$811,739
Master repurchase agreements	160,212	—	—	160,212	160,212
Accounts payable and other accrued liabilities	2,336	2,336	—	—	2,336
Accrued interest payable	1,201	1,201	—	—	1,201
Bonds payable held in variable interest entities, at fair value	4,825,943	—	4,825,943	—	4,825,943
	$5,776,631	$3,537	$4,825,943	$971,951	$5,801,431

Other Financial Instruments Carried at Fair Value

Redeemable noncontrolling interests in the OP have a redemption feature and are marked to their redemption value if such value exceeds the carrying value of the redeemable noncontrolling interests in the OP (see Note
11
). The redemption value is based on the fair value of the Company's common stock at the redemption date, and therefore, is calculated based on the fair value of the Company's common stock at the balance sheet date. Since the valuation is based on observable inputs such as quoted prices for similar instruments in active markets, redeemable noncontrolling interests in the OP are classified as Level
2
if they are adjusted to their redemption value. At
September 30, 2020,
the redeemable noncontrolling interests in the OP are valued at their carrying value on the Consolidated Balance Sheets.